OPPENHEIMER ABSOLUTE RETURN FUND

Supplement dated October 1, 2009 to the

Prospectus dated August 28, 2009

This supplement amends the Prospectus of Oppenheimer Absolute Return Fund dated August 28, 2009, as follows:

The following replaces the "Portfolio turnover rate" values in the Financial Highlights on page 39:

                                   2009       2008          2007

Portfolio turnover rate	409%	357%	75%

October 1, 2009                                                                                                                   PS0853.001